Operating Revenue	12 Months Ended
Dec. 31, 2019
Operating Revenue
Operating Revenue

14. Operating Revenue

Operating revenue from significant customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2019	2018	2017
CMA CGM	36%	35%	34%
HMM Korea	24%	24%	31%
YML	13%	16%	14%